Warrants Liabilities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Warrants Liabilities [Line Items]
Aggregate shares (in Shares)	11,110,000
Purchase of ordinary share (in Shares)	1
Agreement payment terms	5 years
Price per warrant	$ 0.01
Prior written notice of redemptio	30 days
Ordinary shares per share	$ 0.0254	$ 0.05
Ordinary Shares [Member]
Warrants Liabilities [Line Items]
Exercise price per share	$ 18
Minimum [Member]
Warrants Liabilities [Line Items]
Trading days	20 days
Maximum [Member]
Warrants Liabilities [Line Items]
Trading days	30 days
Warrant [Member]
Warrants Liabilities [Line Items]
Exercise price	$ 11.5